Related Party Transactions - Summary of Balances with Related Parties (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Trade receivables	€ 22,413	€ 23,473
Other financial assets	1,497	1,292
Other current assets	10,923
Financial liabilities	5,000	7,146
Other liabilities	2,706	571
Zegna Group [Member]
Disclosure of transactions between related parties [line items]
Trade receivables	160,360	138,829
Other financial assets	375,752	399,426
Other current assets	68,773
Financial liabilities	639,033	779,690
Other liabilities	389,656	294,326
Associates [member]
Disclosure of transactions between related parties [line items]
Trade receivables	20,998	23,453
Other financial assets	1,497	1,198
Other liabilities	407	136
Other related parties [member]
Disclosure of transactions between related parties [line items]
Trade receivables	500
Financial liabilities		2,146
Other liabilities	171	61
Monterubello And Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member]
Disclosure of transactions between related parties [line items]
Trade receivables	915	20
Other financial assets		94
Other current assets	10,923
Financial liabilities	5,000	5,000
Other liabilities	2,128	374
Monterubello And Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | Agnona SRL [Member]
Disclosure of transactions between related parties [line items]
Trade receivables	642
Other liabilities	122
Monterubello And Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | Monterubello [Member]
Disclosure of transactions between related parties [line items]
Other current assets	10,923
Monterubello And Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | G Schneider SPA [Member]
Disclosure of transactions between related parties [line items]
Trade receivables	12	18
Other liabilities	516	323
Monterubello And Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | PKB Privatbank AG [Member]
Disclosure of transactions between related parties [line items]
Financial liabilities	5,000	5,000
Monterubello And Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | Other Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member]
Disclosure of transactions between related parties [line items]
Trade receivables	13	2
Other financial assets		94
Other liabilities	242	51
Disposition Entities [Member] | Monterubello and Companies Controlled By Monterubello OrIts Shareholders Zegna Directors Or Senior Management [Member]
Disclosure of transactions between related parties [line items]
Trade receivables	248
Other liabilities	1,248
Tom Ford [Member] | Associates [member]
Disclosure of transactions between related parties [line items]
Trade receivables	20,939	23,453
Other financial assets	1,497	1,198
Other liabilities	344	€ 136
Filati Biagioli Modesto S P A [Member] | Associates [member]
Disclosure of transactions between related parties [line items]
Trade receivables	59
Other liabilities	€ 63